SUBSEQUENT EVENTS - Additional Information (Details) - Sponsor - Promissory Note - Warrants - USD ($)	Nov. 02, 2022	May 11, 2022
Subsequent Event [Line Items]
Price per share		$ 1.00
Subsequent Events
Subsequent Event [Line Items]
Loan, principal amount	$ 500,000
Price per share	$ 1.00